Summary Of Significant Accounting Policies (Details 2)	12 Months Ended
Sep. 30, 2012
Building
Property and Equipment
Estimated useful lives of the assets	30 years
Computer equipment
Property and Equipment
Estimated useful lives of the assets	2 years
Office furniture
Property and Equipment
Estimated useful lives of the assets	5 years
Leasehold improvements
Property and Equipment
Estimated useful lives of the assets	5 years
Source software
Property and Equipment
Estimated useful lives of the assets	3 years